Post-employment Benefits - Weighted average durations (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Seniority Premiums
Post-employment benefit plans
Weighted average duration of defined benefit obligation	9 years	8 years 8 months 12 days
Pensions
Post-employment benefit plans
Weighted average duration of defined benefit obligation	3 years	3 years 9 months 18 days